Net Income Per Share - Summary of Earnings (Loss) per Share Basic and Diluted Basis (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Basic EPS (in shares)	284,932,357	212,487,729
Basic EPS (in dollars per share)	$ 1.95	$ 0.10
Dilutive stock options (in shares)	1,165,033	2,015,014
Dilutive RSUs and pRSUs (in shares)	2,806,153	741,588
Dilutive Convertible Notes (in shares)	44,458,210
Dilutive Convertible Notes	$ 9,995
Dilutive warrants (in shares)	372,948	3,167,640
Dilutive warrants	$ (1,358)	$ (1,076)
Diluted EPS (in shares)	333,734,701	218,411,971
Diluted EPS	$ 563,526	$ 21,212
Diluted (in dollars per share)	$ 1.69	$ 0.10